Document and Entity Information	Jan. 23, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001801169
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 23, 2023
Entity Registrant Name	Opendoor Technologies Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39253
Entity Tax Identification Number	30-1318214
Entity Address, Address Line One	410 N. Scottsdale Road
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	(480)
Local Phone Number	618-6760
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	OPEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false